Goodwill and Intangibles - Cost (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	€ 3,470.0	€ 3,472.2
Amortization of software and brands	7.0	6.5	€ 7.8
Intangible assets and goodwill	3,948.2	3,470.0	3,472.2
Accumulated depreciation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	(13.8)	(8.0)
Amortization of software and brands	(7.0)	(6.5)	(7.8)
Effect of movements in foreign exchange	0.5	0.7
Intangible assets and goodwill	(20.3)	(13.8)	(8.0)
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	3,483.8	3,480.2
Acquisitions through business combinations	478.7
Additions	6.6	4.6
Effect of movements in foreign exchange	(0.6)	(1.0)
Intangible assets and goodwill	3,968.5	3,483.8	3,480.2
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	1,745.6	1,745.6
Intangible assets and goodwill	1,861.0	1,745.6	1,745.6
Goodwill | Accumulated depreciation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	0.0	0.0
Amortization of software and brands	0.0	0.0
Effect of movements in foreign exchange	0.0	0.0
Intangible assets and goodwill	0.0	0.0	0.0
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	1,745.6	1,745.6
Acquisitions through business combinations	115.4
Additions	0.0	0.0
Effect of movements in foreign exchange	0.0	0.0
Intangible assets and goodwill	1,861.0	1,745.6	1,745.6
Brands
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	1,687.4	1,688.1
Intangible assets and goodwill	2,048.4	1,687.4	1,688.1
Brands | Accumulated depreciation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	(1.5)	(0.8)
Amortization of software and brands	(1.2)	(0.7)
Effect of movements in foreign exchange	0.0	0.0
Intangible assets and goodwill	(2.7)	(1.5)	(0.8)
Brands | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	1,688.9	1,688.9
Acquisitions through business combinations	362.2
Additions	0.0	0.0
Effect of movements in foreign exchange	0.0	0.0
Intangible assets and goodwill	2,051.1	1,688.9	1,688.9
Computer software
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	10.8	10.1
Intangible assets and goodwill	14.8	10.8	10.1
Computer software | Accumulated depreciation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	(7.5)	(4.6)
Amortization of software and brands	(3.6)	(3.6)
Effect of movements in foreign exchange	0.5	0.7
Intangible assets and goodwill	(10.6)	(7.5)	(4.6)
Computer software | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	18.3	14.7
Acquisitions through business combinations	1.1
Additions	6.6	4.6
Effect of movements in foreign exchange	(0.6)	(1.0)
Intangible assets and goodwill	25.4	18.3	14.7
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	26.2	28.4
Intangible assets and goodwill	24.0	26.2	28.4
Customer relationships | Accumulated depreciation and impairment
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	(4.8)	(2.6)
Amortization of software and brands	(2.2)	(2.2)
Effect of movements in foreign exchange	0.0	0.0
Intangible assets and goodwill	(7.0)	(4.8)	(2.6)
Customer relationships | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill	31.0	31.0
Acquisitions through business combinations	0.0
Additions	0.0	0.0
Effect of movements in foreign exchange	0.0	0.0
Intangible assets and goodwill	€ 31.0	€ 31.0	€ 31.0